Other disclosures - Risk Management and Principal Risks - Balance sheet credit quality (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
On-balance sheet:
Cash and balances at central banks	£ 256,351	£ 238,574	£ 191,127
Bank acceptance assets	112,597	92,542
Loans and advances at amortised cost	398,779	361,451
Reverse repurchase agreements and other similar secured lending	776	3,227
Trading portfolio assets	133,813	147,035
Financial assets at fair value through the income statement	213,568	191,972
Derivative financial instruments	302,380	262,572
Other assets	1,656	1,213
Total assets	1,513,699	1,384,285	£ 1,349,500
Debt securities classified at amortised cost
On-balance sheet:
Trading portfolio assets	55,475	50,864
Traded loans
On-balance sheet:
Trading portfolio assets	13,198	12,525
Internal credit grades
On-balance sheet:
Cash and balances at central banks	256,351	92,542
Bank acceptance assets	112,597	238,574
Reverse repurchase agreements and other similar secured lending	776	3,227
Trading portfolio assets	68,673	63,389
Financial assets at fair value through the income statement	207,477	186,097
Derivative financial instruments	302,380	262,572
Financial assets measured at fair value through other comprehensive income	65,054	60,851
Other assets	1,656	1,212
Total assets	£ 1,413,743	£ 1,269,915
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	100.00%	100.00%
Total assets, percentage	100.00%	100.00%
Internal credit grades | 0 to 0.60%
On-balance sheet:
Cash and balances at central banks	£ 256,351	£ 83,257
Bank acceptance assets	101,365	238,574
Reverse repurchase agreements and other similar secured lending	776	3,141
Trading portfolio assets	53,467	46,824
Financial assets at fair value through the income statement	141,698	129,561
Derivative financial instruments	284,491	246,628
Financial assets measured at fair value through other comprehensive income	65,051	60,845
Other assets	1,599	1,155
Total assets	£ 1,223,411	£ 1,101,786
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	90.00%	90.00%
Reverse repurchase agreements, percentage	100.00%	97.00%
Trading portfolio assets, percentage	78.00%	74.00%
Financial assets at fair value through the income statement, percentage	68.00%	70.00%
Derivative financial instruments, percentage	94.00%	94.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	97.00%	95.00%
Total assets, percentage	87.00%	87.00%
Internal credit grades | 0.60 to 11.35%
On-balance sheet:
Cash and balances at central banks	£ 0	£ 9,275
Bank acceptance assets	10,944	0
Reverse repurchase agreements and other similar secured lending	0	86
Trading portfolio assets	13,164	15,879
Financial assets at fair value through the income statement	64,051	55,908
Derivative financial instruments	17,606	15,678
Financial assets measured at fair value through other comprehensive income	3	6
Other assets	57	55
Total assets	£ 176,125	£ 157,164
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	10.00%	10.00%
Reverse repurchase agreements, percentage	0.00%	3.00%
Trading portfolio assets, percentage	19.00%	25.00%
Financial assets at fair value through the income statement, percentage	31.00%	30.00%
Derivative financial instruments, percentage	6.00%	6.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	3.00%	5.00%
Total assets, percentage	12.00%	12.00%
Internal credit grades | 11.35 to 100%
On-balance sheet:
Cash and balances at central banks	£ 0	£ 10
Bank acceptance assets	288	0
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,042	686
Financial assets at fair value through the income statement	1,728	628
Derivative financial instruments	283	266
Financial assets measured at fair value through other comprehensive income		0
Other assets		2
Total assets	£ 14,207	£ 10,965
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements, percentage	0.00%	0.00%
Trading portfolio assets, percentage	3.00%	1.00%
Financial assets at fair value through the income statement, percentage	1.00%	0.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	0.00%	0.00%
Total assets, percentage	1.00%	1.00%
Internal credit grades | Loans and advances at amortised cost
On-balance sheet:
Loans and advances at amortised cost	£ 398,779	£ 361,451
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Loans and advances at amortised cost | 0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 318,613	£ 291,801
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	80.00%	80.00%
Internal credit grades | Loans and advances at amortised cost | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 70,300	£ 60,277
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	18.00%	17.00%
Internal credit grades | Loans and advances at amortised cost | 11.35 to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 9,866	£ 9,373
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	2.00%	3.00%
Internal credit grades | Home loans
On-balance sheet:
Loans and advances at amortised cost	£ 173,770	£ 169,205
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Home loans | 0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 167,368	£ 161,314
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	97.00%	96.00%
Internal credit grades | Home loans | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 3,866	£ 5,547
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	2.00%	3.00%
Internal credit grades | Home loans | 11.35 to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 2,536	£ 2,344
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	1.00%	1.00%
Internal credit grades | Credit cards, unsecured and other retail lending
On-balance sheet:
Loans and advances at amortised cost	£ 50,704	£ 41,793
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Credit cards, unsecured and other retail lending | 0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 22,364	£ 25,664
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	45.00%	62.00%
Internal credit grades | Credit cards, unsecured and other retail lending | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 26,107	£ 14,293
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	51.00%	34.00%
Internal credit grades | Credit cards, unsecured and other retail lending | 11.35 to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 2,233	£ 1,836
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	4.00%	4.00%
Internal credit grades | Wholesale loans
On-balance sheet:
Loans and advances at amortised cost	£ 174,305	£ 150,453
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Wholesale loans | 0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 128,881	£ 104,823
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	74.00%	70.00%
Internal credit grades | Wholesale loans | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 40,327	£ 40,437
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	23.00%	27.00%
Internal credit grades | Wholesale loans | 11.35 to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 5,097	£ 5,193
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Internal credit grades | Loans and advances
On-balance sheet:
Financial assets at fair value through the income statement	£ 39,429	£ 38,667
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Loans and advances | 0 to 0.60%
On-balance sheet:
Financial assets at fair value through the income statement	£ 14,684	£ 19,642
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	38.00%	51.00%
Internal credit grades | Loans and advances | 0.60 to 11.35%
On-balance sheet:
Financial assets at fair value through the income statement	£ 24,630	£ 18,979
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	62.00%	49.00%
Internal credit grades | Loans and advances | 11.35 to 100%
On-balance sheet:
Financial assets at fair value through the income statement	£ 115	£ 46
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades | Reverse repurchase agreements
On-balance sheet:
Financial assets at fair value through the income statement	£ 164,681	£ 145,014
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Reverse repurchase agreements | 0 to 0.60%
On-balance sheet:
Financial assets at fair value through the income statement	£ 124,794	£ 108,437
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	76.00%	75.00%
Internal credit grades | Reverse repurchase agreements | 0.60 to 11.35%
On-balance sheet:
Financial assets at fair value through the income statement	£ 38,339	£ 36,047
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	23.00%	25.00%
Internal credit grades | Reverse repurchase agreements | 11.35 to 100%
On-balance sheet:
Financial assets at fair value through the income statement	£ 1,548	£ 530
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	1.00%	0.00%
Internal credit grades | Other, financial assets [member]
On-balance sheet:
Financial assets at fair value through the income statement	£ 118	£ 111
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Other, financial assets [member] | 0 to 0.60%
On-balance sheet:
Financial assets at fair value through the income statement	£ 98	£ 93
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	83.00%	84.00%
Internal credit grades | Other, financial assets [member] | 0.60 to 11.35%
On-balance sheet:
Financial assets at fair value through the income statement	£ 20	£ 18
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	17.00%	16.00%
Internal credit grades | Other, financial assets [member] | 11.35 to 100%
On-balance sheet:
Financial assets at fair value through the income statement	£ 0	£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades | Debt securities classified at amortised cost
On-balance sheet:
Trading portfolio assets	£ 55,475	£ 50,864
Financial assets at fair value through the income statement	£ 3,249	£ 2,305
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Debt securities classified at amortised cost | 0 to 0.60%
On-balance sheet:
Trading portfolio assets	£ 50,253	£ 44,652
Financial assets at fair value through the income statement	£ 2,122	£ 1,389
On-balance sheet, percentage
Trading portfolio assets, percentage	90.00%	88.00%
Financial assets at fair value through the income statement, percentage	65.00%	61.00%
Internal credit grades | Debt securities classified at amortised cost | 0.60 to 11.35%
On-balance sheet:
Trading portfolio assets	£ 4,891	£ 5,735
Financial assets at fair value through the income statement	£ 1,062	£ 864
On-balance sheet, percentage
Trading portfolio assets, percentage	9.00%	11.00%
Financial assets at fair value through the income statement, percentage	33.00%	37.00%
Internal credit grades | Debt securities classified at amortised cost | 11.35 to 100%
On-balance sheet:
Trading portfolio assets	£ 331	£ 477
Financial assets at fair value through the income statement	£ 65	£ 52
On-balance sheet, percentage
Trading portfolio assets, percentage	1.00%	1.00%
Financial assets at fair value through the income statement, percentage	2.00%	2.00%
Internal credit grades | Traded loans
On-balance sheet:
Trading portfolio assets	£ 13,198	£ 12,525
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Internal credit grades | Traded loans | 0 to 0.60%
On-balance sheet:
Trading portfolio assets	£ 3,214	£ 2,172
On-balance sheet, percentage
Trading portfolio assets, percentage	24.00%	17.00%
Internal credit grades | Traded loans | 0.60 to 11.35%
On-balance sheet:
Trading portfolio assets	£ 8,273	£ 10,144
On-balance sheet, percentage
Trading portfolio assets, percentage	63.00%	81.00%
Internal credit grades | Traded loans | 11.35 to 100%
On-balance sheet:
Trading portfolio assets	£ 1,711	£ 209
On-balance sheet, percentage
Trading portfolio assets, percentage	13.00%	2.00%